Schedule of Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Trade Receivables	$ 7,339	$ 657
Accrued Income	19,212	29,443
Other advances	2,239	43,618
Less: allowance for credit losses		(2,603)
Total trade and other receivables	$ 28,790	$ 71,115